Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets

		Years ended December 31,
	Notes	2025	2024
Balance, beginning of year		$124.2	$121.3
Additions		12.8	34.1
Interest expense		8.2	8.4
Foreign exchange impact		7.0	(11.0)
Principal lease payments	34(d)	(31.7)	(20.6)
Interest payments		(8.5)	(8.0)
Balance, end of year		$112.0	$124.2
Current portion		$32.3	$28.8
Non-current portion		79.7	95.4
		$112.0	$124.2

	Years ended December 31,
	2025	2024
Amounts recognized in statement of earnings (loss):
Short-term and low-value leases	$52.1	$43.7
Variable lease payments	$—	$4.6